UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    St. James Investment Company
Address: 2716 Fairmount Street
         Dallas, Texas  75201

13F File Number:  028-14071

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Amy Burson
Title:     Chief Compliance Officer
Phone:     214-484-7250

Signature, Place, and Date of Signing:

 /s/   Amy Burson     Dallas, Texas/USA     November 01, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    37

Form 13F Information Table Value Total:    $559,666 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EXPRESS CO            COM              025816109      236     5250 SH       SOLE                        0        0     5250
BECTON DICKINSON & CO          COM              075887109    26846   366149 SH       SOLE                   262444        0   103705
BERKLEY W R CORP               COM              084423102    21874   736759 SH       SOLE                   548415        0   188344
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702      839    11808 SH       SOLE                     7050        0     4758
CHEVRON CORP NEW               COM              166764100      597     6450 SH       SOLE                     2500        0     3950
CHUBB CORP                     COM              171232101      286     4770 SH       SOLE                        0        0     4770
CVS CAREMARK CORPORATION       COM              126650100    16119   479885 SH       SOLE                   342454        0   137431
DORCHESTER MINERALS LP         COM UNIT         25820R105      395    16601 SH       SOLE                     7855        0     8746
ENCANA CORP                    COM              292505104     8216   427715 SH       SOLE                   314407        0   113308
ENTERPRISE PRODS PARTNERS L    COM              293792107      419    10443 SH       SOLE                     9936        0      507
EXELON CORP                    COM              30161N101    39082   917201 SH       SOLE                   638571        0   278630
EXXON MOBIL CORP               COM              30231G102    49076   675695 SH       SOLE                   465531        0   210164
HUGOTON RTY TR TEX             UNIT BEN INT     444717102    11957   561897 SH       SOLE                   387683        0   174214
ISHARES TR                     BARCLYS 1-3 YR   464287457      421     4980 SH       SOLE                     4980        0        0
JOHNSON & JOHNSON              COM              478160104    44763   702833 SH       SOLE                   478909        0   223924
JPMORGAN CHASE & CO            COM              46625H100      318    10560 SH       SOLE                        0        0    10560
KRAFT FOODS INC                CL A             50075N104    19969   594669 SH       SOLE                   411278        0   183391
MCDONALDS CORP                 COM              580135101      302     3435 SH       SOLE                        0        0     3435
MEDTRONIC INC                  COM              585055106    32089   965373 SH       SOLE                   672680        0   292693
MICROSOFT CORP                 COM              594918104    39988  1606581 SH       SOLE                  1103219        0   503362
MOLSON COORS BREWING CO        CL B             60871R209    23855   602249 SH       SOLE                   450589        0   151660
NOVARTIS A G                   SPONSORED ADR    66987V109    32610   584718 SH       SOLE                   423874        0   160844
PAYCHEX INC                    COM              704326107    23526   892145 SH       SOLE                   653040        0   239105
PEPSICO INC                    COM              713448108      345     5575 SH       SOLE                     1435        0     4140
PFIZER INC                     COM              717081103      235    13320 SH       SOLE                    13320        0        0
PROCTER & GAMBLE CO            COM              742718109    44496   704269 SH       SOLE                   515460        0   188809
SPECTRA ENERGY CORP            COM              847560109    14613   595720 SH       SOLE                   328796        0   266924
SPROTT PHYSICAL GOLD TRUST     UNIT             85207H104     1418   101091 SH       SOLE                    60650        0    40441
SYSCO CORP                     COM              871829107    23828   920006 SH       SOLE                   644692        0   275314
TARGET CORP                    COM              87612E106      282     5760 SH       SOLE                        0        0     5760
TOTAL S A                      SPONSORED ADR    89151E109    14522   331024 SH       SOLE                   286502        0    44522
TRANSCANADA CORP               COM              89353D107     1588    39229 SH       SOLE                    36239        0     2990
VANGUARD BD INDEX FD INC       SHORT TRM BOND   921937827      356     4375 SH       SOLE                     4375        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104     1445    39274 SH       SOLE                    14568        0    24706
WAL MART STORES INC            COM              931142103    41344   796600 SH       SOLE                   569598        0   227002
WALGREEN CO                    COM              931422109      310     9415 SH       SOLE                     5704        0     3711
WESTERN UN CO                  COM              959802109    21101  1380037 SH       SOLE                   981836        0   398201